Calamos® Family of Funds
Supplement dated June 9, 2011 to
Calamos® Family of Funds Statement of Additional Information for
Class A, B, C, I and R shares dated March 1, 2011
The following replaces the table on the first page of the Calamos® Family of Funds Statement of Additional Information for Class A, B, C, I and R shares dated March 1, 2011 in its entirety:

Fund	Class A	Class B	Class C	Class I	Class R
Calamos Growth Fund	CVGRX	CVGBX	CVGCX	CGRIX	CGRRX
Calamos Value Fund	CVAAX	CVABX	CVACX	CVAIX	CVARX
Calamos Blue Chip Fund	CBCAX	CBCBX	CBXCX	CBCIX	CBCRX
Calamos Discovery Growth Fund	CADGX	CBDGX	CCDGX	CIDGX	CRDGX
Calamos International Growth Fund	CIGRX	CIGBX	CIGCX	CIGIX	CIGFX
Calamos Evolving World Growth Fund	CNWGX	CNWZX	CNWDX	CNWIX	CNWRX
Calamos Global Equity Fund	CAGEX	CBGEX	CCGEX	CIGEX	CRGEX
Calamos Growth and Income Fund	CVTRX	CVTYX	CVTCX	CGIIX	CGNRX
Calamos Global Growth and Income Fund	CVLOX	CVLDX	CVLCX	CGCIX	CVLRX
Calamos Convertible Fund	CCVIX	CALBX	CCVCX	CICVX	CCVRX
Calamos Total Return Bond Fund	CTRAX	CTXBX	CTRCX	CTRIX	CTRRX
Calamos High Yield Fund	CHYDX	CAHBX	CCHYX	CIHYX	CHYRX
Calamos Market Neutral Income Fund	CVSIX	CAMNX	CVSCX	CMNIX	CVSRX
Please retain this supplement for future reference.